UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21667

Fidelity Central Investment Portfolios LLC
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® High Income
Central Fund 2

November 30, 2012

1.861968.104

HICII-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 79.4%
	Principal Amount	Value
Convertible Bonds - 0.5%
Capital Goods - 0.1%
General Cable Corp.:
0.875% 11/15/13	$ 340,000	$ 336,175
4.5% 11/15/29 (d)	388,000	407,982
		744,157
Metals/Mining - 0.4%
Peabody Energy Corp. 4.75% 12/15/66	2,850,000	2,591,719
TOTAL CONVERTIBLE BONDS		3,335,876
Nonconvertible Bonds - 78.9%
Aerospace - 0.4%
Alliant Techsystems, Inc. 6.875% 9/15/20	945,000	1,030,050
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18	770,000	825,825
7.125% 3/15/21	820,000	886,625
		2,742,500
Air Transportation - 0.0%
Delta Air Lines, Inc. pass-thru trust certificates 10.06% 1/2/16 (a)	31,995	0
U.S. Airways pass-thru certificates Series 2012-2 Class A, 4.625% 12/3/26 (g)	365,000	373,213
		373,213
Automotive - 3.2%
ArvinMeritor, Inc.:
8.125% 9/15/15	140,000	147,350
10.625% 3/15/18	195,000	200,850
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19	845,000	922,106
8.25% 6/15/21	930,000	1,023,000
Continental Rubber of America Corp. 4.5% 9/15/19 (e)	460,000	465,750
Dana Holding Corp.:
6.5% 2/15/19	330,000	348,150
6.75% 2/15/21	360,000	385,200
Delphi Corp.:
5.875% 5/15/19	1,745,000	1,867,150
6.125% 5/15/21	1,165,000	1,287,325
Exide Technologies 8.625% 2/1/18	495,000	393,525
Ford Motor Co.:
6.375% 2/1/29	330,000	360,990
6.625% 2/15/28	230,000	251,655
6.625% 10/1/28	85,000	96,072
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Automotive - continued
Ford Motor Co.: - continued
7.125% 11/15/25	$ 15,000	$ 17,269
7.45% 7/16/31	285,000	357,675
Ford Motor Credit Co. LLC:
5% 5/15/18	2,330,000	2,554,703
5.75% 2/1/21	500,000	567,951
5.875% 8/2/21	3,675,000	4,211,366
8% 12/15/16	1,050,000	1,266,054
8.125% 1/15/20	1,750,000	2,224,003
General Motors Acceptance Corp. 8% 11/1/31	2,150,000	2,719,750
International Automotive Components Group SA 9.125% 6/1/18 (e)	615,000	565,800
Stoneridge, Inc. 9.5% 10/15/17 (e)	195,000	208,650
Tenneco, Inc. 7.75% 8/15/18	330,000	358,463
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (e)	1,488,000	1,621,920
		24,422,727
Banks & Thrifts - 1.4%
Ally Financial, Inc.:
3.51% 2/11/14 (h)	585,000	595,238
4.5% 2/11/14	585,000	601,088
5.5% 2/15/17	1,180,000	1,256,700
6.25% 12/1/17	610,000	672,525
7.5% 9/15/20	2,440,000	2,940,200
8% 3/15/20	1,940,000	2,386,200
GMAC LLC:
6.75% 12/1/14	1,878,000	2,018,850
8% 11/1/31	320,000	404,800
		10,875,601
Broadcasting - 0.3%
Clear Channel Communications, Inc. 10.75% 8/1/16	405,000	294,638
Starz LLC/Starz Finance Corp. 5% 9/15/19 (e)	685,000	701,269
Univision Communications, Inc.:
6.75% 9/15/22 (e)	445,000	449,450
6.875% 5/15/19 (e)	1,175,000	1,186,750
		2,632,107
Building Materials - 3.8%
Associated Materials LLC 9.125% 11/1/17	3,190,000	3,190,000
Building Materials Corp. of America 6.75% 5/1/21 (e)	565,000	618,675
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Building Materials - continued
CEMEX Espana SA (Luxembourg) 9.875% 4/30/19 (e)	$ 1,350,000	$ 1,471,500
CEMEX Finance LLC:
9.375% 10/12/22 (e)	880,000	959,200
9.5% 12/14/16 (e)	890,000	956,750
CEMEX SA de CV:
5.3623% 9/30/15 (e)(h)	3,720,000	3,664,200
9% 1/11/18 (e)	2,400,000	2,538,000
HD Supply, Inc. 11.5% 7/15/20 (e)	2,215,000	2,408,813
Headwaters, Inc. 7.625% 4/1/19	2,190,000	2,294,025
Interline Brands, Inc. 7.5% 11/15/18	345,000	373,463
Isabelle Acquisition Sub, Inc. 10% 11/15/18 pay-in-kind (e)(h)	195,000	210,356
Masco Corp.:
5.95% 3/15/22	1,450,000	1,608,385
6.125% 10/3/16	210,000	233,289
7.125% 3/15/20	875,000	1,023,750
Masonite International Corp. 8.25% 4/15/21 (e)	310,000	331,700
Ply Gem Industries, Inc.:
8.25% 2/15/18	3,070,000	3,261,875
9.375% 4/15/17 (e)	355,000	374,525
Summit Materials LLC/Summit Materials Finance Corp. 10.5% 1/31/20 (e)	825,000	858,000
USG Corp.:
7.875% 3/30/20 (e)	750,000	830,625
8.375% 10/15/18 (e)	1,265,000	1,388,338
		28,595,469
Cable TV - 3.0%
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21	2,970,000	3,203,888
6.625% 1/31/22	1,305,000	1,422,450
7% 1/15/19	3,460,000	3,728,150
7.375% 6/1/20	900,000	994,500
7.875% 4/30/18	240,000	259,200
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (e)	510,000	524,025
CSC Holdings LLC:
6.75% 11/15/21 (e)	470,000	515,825
8.625% 2/15/19	535,000	631,300
DISH DBS Corp. 6.75% 6/1/21	1,175,000	1,330,688
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Cable TV - continued
EchoStar Communications Corp. 7.125% 2/1/16	$ 660,000	$ 736,725
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (e)	275,000	299,063
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.5% 1/15/23 (e)(g)	845,000	845,000
7.5% 3/15/19 (e)	210,000	231,000
8.125% 12/1/17 (e)	420,000	455,490
UPCB Finance III Ltd. 6.625% 7/1/20 (e)	4,415,000	4,724,050
UPCB Finance V Ltd. 7.25% 11/15/21 (e)	880,000	961,400
UPCB Finance VI Ltd. 6.875% 1/15/22 (e)	450,000	481,500
Virgin Media Finance PLC 4.875% 2/15/22	645,000	659,513
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (e)	940,000	963,500
		22,967,267
Capital Goods - 1.1%
Amsted Industries, Inc. 8.125% 3/15/18 (e)	1,145,000	1,219,425
Briggs & Stratton Corp. 6.875% 12/15/20	325,000	359,938
CNH Capital LLC 6.25% 11/1/16	705,000	768,450
Coleman Cable, Inc. 9% 2/15/18	2,075,000	2,230,625
General Cable Corp. 5.75% 10/1/22 (e)	1,110,000	1,126,650
Manitowoc Co., Inc. 5.875% 10/15/22	665,000	661,675
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (e)	875,000	883,750
SPL Logistics Escrow LLC/SPL Logistics Finance Corp. 8.875% 8/1/20 (e)	905,000	959,300
		8,209,813
Chemicals - 2.1%
Celanese U.S. Holdings LLC:
4.625% 11/15/22	820,000	848,700
5.875% 6/15/21	430,000	475,150
6.625% 10/15/18	575,000	628,188
Chemtura Corp. 7.875% 9/1/18	1,310,000	1,398,425
Hexion US Finance Corp. 6.625% 4/15/20	225,000	223,875
INEOS Finance PLC:
7.5% 5/1/20 (e)	1,005,000	1,032,638
8.375% 2/15/19 (e)	455,000	485,144
INEOS Group Holdings PLC 8.5% 2/15/16 (e)	605,000	592,900
Kinove German Bondco GmbH 9.625% 6/15/18 (e)	352,000	381,040
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Chemicals - continued
Kraton Polymers LLC/Kraton Polymers Capital Corp. 6.75% 3/1/19	$ 410,000	$ 423,325
LyondellBasell Industries NV:
5% 4/15/19	2,275,000	2,528,094
5.75% 4/15/24	905,000	1,086,000
6% 11/15/21	520,000	624,780
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (e)	2,380,000	2,356,200
NOVA Chemicals Corp. 8.625% 11/1/19	335,000	381,900
Nufarm Australia Ltd. 6.375% 10/15/19 (e)	315,000	326,813
Olin Corp. 5.5% 8/15/22	315,000	327,600
Rockwood Specialties Group, Inc. 4.625% 10/15/20	1,400,000	1,435,000
Taminco Global Chemical Corp. 9.75% 3/31/20 (e)	195,000	210,600
		15,766,372
Consumer Products - 0.2%
Elizabeth Arden, Inc. 7.375% 3/15/21	220,000	243,100
Libbey Glass, Inc. 6.875% 5/15/20 (e)	440,000	470,800
Prestige Brands, Inc. 8.125% 2/1/20	120,000	134,700
Spectrum Brands Escrow Corp.:
6.375% 11/15/20 (e)	220,000	228,800
6.625% 11/15/22 (e)	255,000	267,113
Wolverine World Wide, Inc. 6.125% 10/15/20 (e)	405,000	417,150
		1,761,663
Containers - 3.4%
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (e)	550,000	599,500
9.125% 10/15/20 (e)	835,000	901,800
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc.:
7.375% 10/15/17 (e)	200,000	218,000
9.125% 10/15/20 (e)	1,425,000	1,531,875
Berry Plastics Corp. 5.0903% 2/15/15 (h)	3,800,000	3,800,000
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (e)	330,000	351,450
Graphic Packaging International, Inc. 7.875% 10/1/18	425,000	469,625
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20 (e)	1,560,000	1,593,150
6.875% 2/15/21	2,115,000	2,278,913
7.125% 4/15/19	535,000	577,800
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Containers - continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA: - continued
7.875% 8/15/19	$ 1,940,000	$ 2,134,000
8.25% 2/15/21	3,225,000	3,200,813
9% 4/15/19	1,050,000	1,081,500
9.875% 8/15/19	1,585,000	1,680,100
Sealed Air Corp.:
6.5% 12/1/20 (e)	670,000	693,450
8.125% 9/15/19 (e)	1,405,000	1,559,550
8.375% 9/15/21 (e)	1,560,000	1,747,200
Tekni-Plex, Inc. 9.75% 6/1/19 (e)	1,120,000	1,209,600
		25,628,326
Diversified Financial Services - 5.5%
Aircastle Ltd.:
6.25% 12/1/19 (e)	895,000	908,425
9.75% 8/1/18	900,000	1,019,250
CIT Group, Inc.:
4.25% 8/15/17	675,000	688,500
5% 5/15/17	2,370,000	2,500,350
5% 8/15/22	675,000	715,500
5.25% 3/15/18	1,815,000	1,926,169
5.375% 5/15/20	1,600,000	1,720,000
5.5% 2/15/19 (e)	915,000	974,475
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8% 1/15/18	2,870,000	3,049,375
International Lease Finance Corp.:
5.625% 9/20/13	910,000	935,025
5.75% 5/15/16	835,000	876,583
5.875% 5/1/13	705,000	715,575
6.25% 5/15/19	1,620,000	1,713,150
6.625% 11/15/13	1,450,000	1,504,375
7.125% 9/1/18 (e)	2,680,000	3,088,700
8.625% 9/15/15	4,430,000	4,917,300
8.625% 1/15/22	1,080,000	1,287,900
8.75% 3/15/17	3,975,000	4,541,438
8.875% 9/1/17	2,640,000	3,062,400
Penson Worldwide, Inc. 12.5% 5/15/17 (c)(e)	1,840,000	409,400
SLM Corp.:
6% 1/25/17	700,000	754,250
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Financial Services - continued
SLM Corp.: - continued
6.25% 1/25/16	$ 255,000	$ 276,675
7.25% 1/25/22	250,000	274,375
8% 3/25/20	2,405,000	2,741,700
8.45% 6/15/18	965,000	1,121,813
		41,722,703
Diversified Media - 1.0%
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22 (e)	355,000	353,225
6.5% 11/15/22 (e)	2,160,000	2,170,800
7.625% 3/15/20	115,000	110,975
7.625% 3/15/20	935,000	916,300
Lamar Media Corp.:
5% 5/1/23 (e)	440,000	441,100
5.875% 2/1/22	290,000	308,488
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20 (e)	445,000	443,888
7.75% 10/15/18	1,125,000	1,251,563
Quebecor Media, Inc. 5.75% 1/15/23 (e)	1,110,000	1,146,075
WMG Acquisition Corp. 6% 1/15/21 (e)	290,000	297,250
		7,439,664
Electric Utilities - 6.5%
Atlantic Power Corp. 9% 11/15/18	1,960,000	2,043,300
Calpine Corp.:
7.5% 2/15/21 (e)	6,444,000	7,072,290
7.875% 7/31/20 (e)	4,383,000	4,854,173
7.875% 1/15/23 (e)	126,000	140,490
CMS Energy Corp. 8.75% 6/15/19	340,000	447,100
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	405,000	445,500
11% 10/1/21	172,000	168,560
11.75% 3/1/22 (e)	3,005,000	3,057,588
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19	865,000	934,200
9.375% 5/1/20	1,350,000	1,488,375
GenOn Energy, Inc.:
9.5% 10/15/18	2,155,000	2,494,413
9.875% 10/15/20	3,205,000	3,629,663
InterGen NV 9% 6/30/17 (e)	6,730,000	6,225,250
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
Mirant Americas Generation LLC:
8.5% 10/1/21	$ 2,825,000	$ 3,114,563
9.125% 5/1/31	1,684,000	1,776,620
NRG Energy, Inc.:
7.625% 5/15/19	415,000	441,975
7.875% 5/15/21	465,000	513,825
NSG Holdings II, LLC 7.75% 12/15/25 (e)	946,000	969,650
Puget Energy, Inc.:
5.625% 7/15/22 (e)	585,000	625,312
6% 9/1/21	960,000	1,077,024
RRI Energy, Inc. 7.875% 6/15/17	1,970,000	2,127,600
The AES Corp.:
7.375% 7/1/21	1,245,000	1,378,838
8% 10/15/17	2,940,000	3,366,300
9.75% 4/15/16	660,000	785,400
		49,178,009
Energy - 8.8%
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	460,000	496,800
7% 5/20/22	985,000	1,071,188
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19	695,000	733,225
6.5% 5/20/21	289,000	307,785
Antero Resources Finance Corp. 7.25% 8/1/19	1,390,000	1,497,725
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 6.625% 10/1/20 (e)	190,000	197,600
Atwood Oceanics, Inc. 6.5% 2/1/20	175,000	186,375
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.375% 5/1/19	435,000	468,713
Chesapeake Energy Corp.:
6.125% 2/15/21	3,040,000	3,078,000
6.625% 8/15/20	900,000	942,750
6.875% 11/15/20	940,000	991,700
7.25% 12/15/18	535,000	572,450
9.5% 2/15/15	2,290,000	2,570,525
Chesapeake Midstream Partners LP/CHKM Finance Corp. 6.125% 7/15/22	925,000	980,500
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (e)	485,000	455,900
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Continental Resources, Inc.:
5% 9/15/22	$ 1,350,000	$ 1,431,000
7.125% 4/1/21	380,000	427,500
7.375% 10/1/20	550,000	618,750
Crestwood Midstream Partners LP/Finance Corp.:
7.75% 4/1/19	1,300,000	1,326,000
7.75% 4/1/19 (e)	710,000	724,200
Denbury Resources, Inc. 8.25% 2/15/20	468,000	527,670
Drill Rigs Holdings, Inc. 6.5% 10/1/17 (e)	755,000	745,563
Energy Transfer Equity LP 7.5% 10/15/20	3,685,000	4,182,475
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	535,000	552,388
Expro Finance Luxembourg SCA 8.5% 12/15/16 (e)	1,226,000	1,259,715
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	1,010,000	974,650
Forest Oil Corp.:
7.25% 6/15/19	2,670,000	2,663,325
7.5% 9/15/20 (e)	225,000	231,750
Frontier Oil Corp. 6.875% 11/15/18	530,000	564,450
Gulfmark Offshore, Inc. 6.375% 3/15/22 (e)	865,000	886,625
Hornbeck Offshore Services, Inc. 5.875% 4/1/20	725,000	739,500
Inergy Midstream LP/Inergy Finance Corp. 6% 12/15/20 (e)	1,020,000	1,037,850
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (e)	2,750,000	2,760,313
6.5% 5/15/19	1,325,000	1,331,625
7.75% 2/1/21	325,000	342,875
8.625% 4/15/20	1,490,000	1,627,825
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
5.5% 2/15/23	370,000	389,425
6.25% 6/15/22	1,565,000	1,701,938
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20 (e)	345,000	346,725
Offshore Group Investment Ltd.:
7.5% 11/1/19 (e)	3,305,000	3,305,000
11.5% 8/1/15	203,000	222,793
Oil States International, Inc. 6.5% 6/1/19	885,000	940,313
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (e)	1,710,000	1,786,950
Pioneer Drilling Co. 9.875% 3/15/18	535,000	579,138
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Plains Exploration & Production Co.:
6.5% 11/15/20	$ 995,000	$ 1,016,094
7.625% 4/1/20	960,000	1,012,800
Precision Drilling Corp. 6.5% 12/15/21	155,000	161,975
Regency Energy Partners LP/Regency Energy Finance Corp.:
5.5% 4/15/23	910,000	957,775
6.875% 12/1/18	890,000	963,425
Samson Investment Co. 9.75% 2/15/20 (e)	1,045,000	1,105,088
SandRidge Energy, Inc. 7.5% 3/15/21	450,000	468,000
SESI LLC 6.375% 5/1/19	1,165,000	1,243,638
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	465,000	471,975
Stone Energy Corp. 7.5% 11/15/22	875,000	890,313
Suburban Propane Partners LP/Suburban Energy Finance Corp.:
7.375% 8/1/21 (e)	2,297,000	2,457,790
7.5% 10/1/18 (e)	1,089,000	1,165,230
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25% 5/1/23 (e)	1,080,000	1,096,200
6.375% 8/1/22 (e)	415,000	450,275
6.875% 2/1/21	440,000	479,600
7.875% 10/15/18	1,235,000	1,349,238
Tesoro Corp.:
4.25% 10/1/17	470,000	481,750
5.375% 10/1/22	525,000	546,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20 (e)	160,000	166,400
WPX Energy, Inc.:
5.25% 1/15/17	725,000	764,875
6% 1/15/22	885,000	942,525
		66,970,533
Environmental - 0.6%
ADS Waste Holdings, Inc. 8.25% 10/1/20 (e)	615,000	638,063
Clean Harbors, Inc.:
5.125% 6/1/21 (e)	465,000	475,463
5.25% 8/1/20	540,000	554,850
Covanta Holding Corp.:
6.375% 10/1/22	720,000	780,773
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Environmental - continued
Covanta Holding Corp.: - continued
7.25% 12/1/20	$ 825,000	$ 908,904
Tervita Corp. 9.75% 11/1/19 (e)	1,000,000	992,500
		4,350,553
Food & Drug Retail - 2.1%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (e)	3,045,000	3,220,088
Petco Holdings, Inc. 8.5% 10/15/17 pay-in-kind (e)	365,000	372,300
Rite Aid Corp.:
7.5% 3/1/17	1,145,000	1,173,625
7.7% 2/15/27	364,000	285,740
9.25% 3/15/20	3,280,000	3,329,200
9.5% 6/15/17	4,520,000	4,638,650
10.375% 7/15/16	2,140,000	2,263,050
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (e)	200,000	205,500
Tops Markets LLC 10.125% 10/15/15	375,000	393,750
		15,881,903
Food/Beverage/Tobacco - 1.9%
Bumble Bee Acquisition Corp. 9% 12/15/17 (e)	3,206,000	3,382,330
C&S Group Enterprises LLC 8.375% 5/1/17 (e)	2,781,000	2,933,955
Constellation Brands, Inc. 4.625% 3/1/23	320,000	331,200
Dean Foods Co. 7% 6/1/16	827,413	887,400
JBS Finance II Ltd. 8.25% 1/29/18 (e)	580,000	604,650
JBS USA LLC/JBS USA Finance, Inc.:
7.25% 6/1/21 (e)	325,000	320,125
8.25% 2/1/20 (e)	4,670,000	4,856,800
Smithfield Foods, Inc. 6.625% 8/15/22	750,000	795,000
		14,111,460
Gaming - 2.4%
Ameristar Casinos, Inc. 7.5% 4/15/21	1,245,000	1,319,700
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp. 8.375% 2/15/18 (e)	195,000	200,850
Caesars Operating Escrow LLC/Caesars Escrow Corp.:
8.5% 2/15/20 (e)	2,770,000	2,707,675
9% 2/15/20 (e)	2,110,000	2,099,450
Chester Downs & Marina LLC 9.25% 2/1/20 (e)	460,000	451,950
Graton Economic Development Authority 9.625% 9/1/19 (e)	450,000	481,500
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Gaming - continued
MGM Mirage, Inc.:
7.5% 6/1/16	$ 470,000	$ 500,550
7.625% 1/15/17	1,725,000	1,837,125
7.75% 3/15/22	1,200,000	1,263,000
8.625% 2/1/19 (e)	2,610,000	2,838,375
Pinnacle Entertainment, Inc. 7.75% 4/1/22	250,000	268,125
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.375% 3/15/22	2,965,000	3,113,250
7.75% 8/15/20	805,000	911,663
		17,993,213
Healthcare - 8.1%
Alere, Inc.:
7.25% 7/1/18 (e)(g)	925,000	925,000
9% 5/15/16	580,000	609,000
Community Health Systems, Inc.:
5.125% 8/15/18	775,000	815,688
7.125% 7/15/20	780,000	822,900
8% 11/15/19	6,090,000	6,607,650
Elan Finance PLC/Elan Finance Corp. 6.25% 10/15/19 (e)	685,000	708,975
Emergency Medical Services Corp. 8.125% 6/1/19	1,690,000	1,804,075
Endo Pharmaceuticals Holdings, Inc. 7% 12/15/20	920,000	984,400
Fresenius Medical Care US Finance II, Inc. 6.5% 9/15/18 (e)	335,000	376,038
Grifols, Inc. 8.25% 2/1/18	375,000	417,188
HCA, Inc.:
6.5% 2/15/20	2,455,000	2,755,738
7.25% 9/15/20	1,025,000	1,145,438
7.875% 2/15/20	2,290,000	2,570,525
8% 10/1/18	2,000,000	2,325,000
8.5% 4/15/19	1,420,000	1,588,625
Hologic, Inc. 6.25% 8/1/20 (e)	895,000	950,938
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19	1,080,000	1,020,600
IMS Health, Inc. 6% 11/1/20 (e)	440,000	454,300
Inverness Medical Innovations, Inc. 7.875% 2/1/16	2,415,000	2,533,335
Jaguar Holding Co. I 9.375% 10/15/17 pay-in-kind (e)	590,000	609,883
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (e)	260,000	294,762
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
Kindred Healthcare, Inc. 8.25% 6/1/19	$ 300,000	$ 291,000
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (e)	900,000	850,500
Mylan, Inc. 6% 11/15/18 (e)	1,290,000	1,422,225
Omega Healthcare Investors, Inc.:
5.875% 3/15/24	2,155,000	2,305,850
6.75% 10/15/22	2,335,000	2,562,663
7.5% 2/15/20	1,430,000	1,580,150
Radiation Therapy Services, Inc. 8.875% 1/15/17	940,000	921,200
Rotech Healthcare, Inc. 10.75% 10/15/15	500,000	495,000
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	1,425,000	1,517,625
Service Corp. International 4.5% 11/15/20	440,000	443,300
Sky Growth Acquisition Corp. 7.375% 10/15/20 (e)	275,000	271,219
Stewart Enterprises, Inc. 6.5% 4/15/19	485,000	522,588
Tenet Healthcare Corp.:
4.75% 6/1/20 (e)	620,000	621,550
6.25% 11/1/18	935,000	1,028,500
6.75% 2/1/20 (e)	665,000	666,663
8.875% 7/1/19	1,335,000	1,495,200
Valeant Pharmaceuticals International:
6.375% 10/15/20 (e)	1,110,000	1,179,375
6.5% 7/15/16 (e)	1,020,000	1,076,100
6.75% 8/15/21 (e)	1,035,000	1,110,038
6.875% 12/1/18 (e)	3,535,000	3,822,219
7% 10/1/20 (e)	715,000	777,563
7.25% 7/15/22 (e)	1,100,000	1,200,375
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc.:
7.75% 2/1/19	1,280,000	1,315,200
7.75% 2/1/19 (e)	925,000	950,438
8% 2/1/18	510,000	525,300
VPI Escrow Corp. 6.375% 10/15/20 (e)	1,335,000	1,418,438
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (e)	650,000	617,500
		61,307,837
Homebuilders/Real Estate - 1.5%
CB Richard Ellis Services, Inc.:
6.625% 10/15/20	710,000	767,723
11.625% 6/15/17	1,620,000	1,784,106
KB Home:
7.25% 6/15/18	600,000	651,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Homebuilders/Real Estate - continued
KB Home: - continued
8% 3/15/20	$ 1,225,000	$ 1,365,875
Realogy Corp.:
7.625% 1/15/20 (e)	625,000	696,875
7.875% 2/15/19 (e)	295,000	312,700
11.5% 4/15/17	1,030,000	1,114,975
Ryland Group, Inc. 5.375% 10/1/22	250,000	255,000
Standard Pacific Corp.:
8.375% 5/15/18	1,385,000	1,599,675
8.375% 1/15/21	1,935,000	2,225,250
William Lyon Homes, Inc. 8.5% 11/15/20 (e)	460,000	469,200
		11,242,379
Hotels - 0.6%
Choice Hotels International, Inc. 5.75% 7/1/22	230,000	251,850
FelCor Lodging LP 6.75% 6/1/19	2,265,000	2,383,913
Host Hotels & Resorts LP:
5.875% 6/15/19	1,310,000	1,434,450
6% 10/1/21	610,000	699,975
		4,770,188
Insurance - 0.0%
USI Holdings Corp. 4.185% 11/15/14 (e)(h)	45,000	44,888
Leisure - 0.7%
Dave & Buster's Parent, Inc. 0% 2/15/16 (e)	1,600,000	1,194,000
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	850,000	974,313
NCL Corp. Ltd. 11.75% 11/15/16	765,000	868,275
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22	385,000	402,325
11.875% 7/15/15	1,590,000	1,939,800
yankee 7.25% 6/15/16	205,000	230,625
		5,609,338
Metals/Mining - 2.1%
Aleris International, Inc. 7.625% 2/15/18	485,000	487,425
Alpha Natural Resources, Inc.:
6% 6/1/19	2,190,000	1,943,625
6.25% 6/1/21	1,305,000	1,148,400
American Rock Salt Co. LLC/American Rock Capital Corp. 8.25% 5/1/18 (e)	230,000	211,600
Calcipar SA 6.875% 5/1/18 (e)	235,000	235,588
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Metals/Mining - continued
CONSOL Energy, Inc.:
8% 4/1/17	$ 3,445,000	$ 3,686,150
8.25% 4/1/20	1,675,000	1,792,250
FMG Resources (August 2006) Pty Ltd.:
7% 11/1/15 (e)	1,970,000	2,009,400
8.25% 11/1/19 (e)	1,755,000	1,787,819
Peabody Energy Corp.:
6% 11/15/18	940,000	979,950
7.375% 11/1/16	360,000	414,000
Penn Virginia Resource Partners LP/Penn Virginia Finance Corp. 8.375% 6/1/20 (e)	590,000	619,500
SunCoke Energy, Inc. 7.625% 8/1/19	530,000	545,900
		15,861,607
Paper - 0.7%
NewPage Corp. 11.375% 12/31/14 (c)	4,421,000	2,122,080
P.H. Glatfelter Co. 5.375% 10/15/20 (e)	330,000	338,646
Sappi Papier Holding GmbH 6.625% 4/15/21 (e)	415,000	398,400
Xerium Technologies, Inc. 8.875% 6/15/18	2,820,000	2,411,100
		5,270,226
Publishing/Printing - 0.1%
Cengage Learning Acquisitions, Inc. 12% 6/30/19 (e)	1,185,000	488,813
Restaurants - 0.4%
DineEquity, Inc. 9.5% 10/30/18	2,030,000	2,298,975
Landry's Acquisition Co. 9.375% 5/1/20 (e)	490,000	519,400
Roadhouse Financing, Inc. 10.75% 10/15/17	350,000	328,125
Wok Acquisition Corp. 10.25% 6/30/20 (e)	225,000	236,250
		3,382,750
Services - 1.4%
APX Group, Inc.:
6.375% 12/1/19 (e)	2,625,000	2,582,475
8.75% 12/1/20 (e)	1,315,000	1,262,400
ARAMARK Corp. 3.8128% 2/1/15 (h)	1,955,000	1,950,113
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
2.81% 5/15/14 (h)	950,000	947,625
7.75% 5/15/16	923,000	947,238
Laureate Education, Inc. 9.25% 9/1/19 (e)	1,315,000	1,341,300
The Geo Group, Inc.:
6.625% 2/15/21	235,000	260,263
7.75% 10/15/17	240,000	260,400
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Services - continued
United Rentals North America, Inc. 6.125% 6/15/23	$ 730,000	$ 750,075
UR Financing Escrow Corp. 5.75% 7/15/18 (e)	455,000	491,400
		10,793,289
Shipping - 1.8%
HDTFS, Inc.:
5.875% 10/15/20 (e)	685,000	703,838
6.25% 10/15/22 (e)	625,000	646,094
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	3,625,000	3,389,375
Navios Maritime Holdings, Inc.:
8.125% 2/15/19	3,165,000	2,785,200
8.875% 11/1/17	2,325,000	2,371,500
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19	225,000	216,000
Ship Finance International Ltd. 8.5% 12/15/13	2,010,000	2,015,025
Teekay Corp. 8.5% 1/15/20	710,000	749,050
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	690,000	648,600
		13,524,682
Steel - 0.4%
Essar Steel Algoma, Inc. 9.375% 3/15/15 (e)	1,465,000	1,325,825
JMC Steel Group, Inc. 8.25% 3/15/18 (e)	1,670,000	1,720,100
		3,045,925
Super Retail - 2.4%
Asbury Automotive Group, Inc. 7.625% 3/15/17	3,436,000	3,556,260
Claire's Stores, Inc.:
8.875% 3/15/19	195,000	181,838
9% 3/15/19 (e)	4,935,000	5,206,425
J. Crew Group, Inc. 8.125% 3/1/19	2,035,000	2,136,750
Limited Brands, Inc.:
6.625% 4/1/21	1,675,000	1,917,875
7% 5/1/20	605,000	695,750
Office Depot, Inc. 9.75% 3/15/19 (e)	670,000	696,800
Sally Holdings LLC 6.875% 11/15/19	540,000	600,750
Serta Simmons Holdings, LLC 8.125% 10/1/20 (e)	1,600,000	1,610,000
The Bon-Ton Department Stores, Inc.:
10.25% 3/15/14	465,000	460,931
10.625% 7/15/17 (e)	1,585,000	1,513,675
		18,577,054
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Technology - 5.1%
Avaya, Inc.:
7% 4/1/19 (e)	$ 7,925,000	$ 7,092,875
9.75% 11/1/15	4,880,000	3,843,000
10.125% 11/1/15 pay-in-kind	5,283,138	4,173,679
CDW LLC/CDW Finance Corp.:
8% 12/15/18	555,000	609,113
8.5% 4/1/19	2,040,000	2,177,700
Ceridian Corp.:
8.875% 7/15/19 (e)	335,000	358,450
11.25% 11/15/15	180,000	175,500
CommScope, Inc. 8.25% 1/15/19 (e)	605,000	656,425
First Data Corp.:
6.75% 11/1/20 (e)	1,115,000	1,120,575
7.375% 6/15/19 (e)	470,000	482,925
8.25% 1/15/21 (e)	1,212,000	1,208,970
8.75% 1/15/22 pay-in-kind (e)(h)	975,000	989,625
10.55% 9/24/15 pay-in-kind (h)	327,398	336,401
12.625% 1/15/21	1,065,000	1,120,913
Freescale Semiconductor, Inc.:
8.05% 2/1/20	160,000	149,600
9.25% 4/15/18 (e)	1,545,000	1,637,700
10.125% 3/15/18 (e)	1,680,000	1,822,800
GrafTech International Ltd. 6.375% 11/15/20 (e)	685,000	707,263
Infor US, Inc. 9.375% 4/1/19	415,000	458,575
Jabil Circuit, Inc. 5.625% 12/15/20	390,000	412,425
Lucent Technologies, Inc. 6.45% 3/15/29	115,000	75,900
Nuance Communications, Inc. 5.375% 8/15/20 (e)	1,650,000	1,716,000
Radio Systems Corp. 8.375% 11/1/19 (e)	440,000	453,200
Sanmina-SCI Corp. 7% 5/15/19 (e)	1,535,000	1,538,838
Serena Software, Inc. 10.375% 3/15/16	168,000	171,990
Spansion LLC 7.875% 11/15/17	965,000	969,825
SunGard Data Systems, Inc. 6.625% 11/1/19 (e)	1,100,000	1,124,750
Viasystems, Inc. 7.875% 5/1/19 (e)	895,000	870,388
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19 (e)	1,960,000	2,058,000
13.375% 10/15/19 (e)	385,000	405,213
		38,918,618
Telecommunications - 5.3%
Broadview Networks Holdings, Inc. 10.5% 11/15/17	1,200,000	1,200,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (e)	$ 770,000	$ 812,350
Clearwire Escrow Corp. 12% 12/1/15 (e)	930,000	976,500
Cricket Communications, Inc. 7.75% 10/15/20	2,010,000	2,075,325
Crown Castle International Corp. 5.25% 1/15/23 (e)	1,110,000	1,159,950
Dycom Investments, Inc. 7.125% 1/15/21	535,000	564,425
Frontier Communications Corp.:
8.25% 4/15/17	935,000	1,075,250
8.5% 4/15/20	2,240,000	2,559,200
Intelsat Jackson Holdings SA:
7.25% 4/1/19	1,710,000	1,825,425
7.5% 4/1/21	2,310,000	2,477,475
Intelsat Luxembourg SA:
11.25% 2/4/17	380,000	402,800
11.5% 2/4/17 pay-in-kind (h)	4,591,391	4,872,614
Level 3 Communications, Inc. 8.875% 6/1/19 (e)	485,000	505,613
Level 3 Financing, Inc. 7% 6/1/20 (e)	675,000	688,500
MetroPCS Wireless, Inc. 6.625% 11/15/20	1,705,000	1,811,563
NII Capital Corp. 7.625% 4/1/21	335,000	231,150
SBA Communications Corp. 5.625% 10/1/19 (e)	445,000	458,350
Sprint Capital Corp. 6.9% 5/1/19	7,580,000	8,186,356
Sprint Nextel Corp.:
6% 11/15/22	220,000	221,386
9% 11/15/18 (e)	465,000	573,113
Telesat Canada/Telesat LLC 6% 5/15/17 (e)	1,560,000	1,630,200
ViaSat, Inc. 6.875% 6/15/20 (e)	870,000	896,100
Wind Acquisition Finance SA:
7.25% 2/15/18 (e)	1,270,000	1,257,300
11.75% 7/15/17 (e)	1,600,000	1,636,000
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (e)(h)	2,016,730	1,898,191
Windstream Corp. 7% 3/15/19	570,000	579,975
		40,575,111
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Textiles & Apparel - 0.6%
DPL, Inc. 7.75% 10/15/20 (e)	$ 665,000	$ 663,338
Hanesbrands, Inc. 6.375% 12/15/20	3,240,000	3,555,900
		4,219,238
TOTAL NONCONVERTIBLE BONDS		599,255,039
TOTAL CORPORATE BONDS (Cost $567,480,191)		602,590,915
Commercial Mortgage Securities - 0.0%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (e)(h) (Cost $93,027)	134,546	75,009
Common Stocks - 0.4%
	Shares
Banks & Thrifts - 0.1%
CIT Group, Inc. (a)	16,491	610,992
Building Materials - 0.2%
Nortek, Inc. (a)	26,061	1,701,523
Chemicals - 0.0%
LyondellBasell Industries NV Class A	26	1,293
Publishing/Printing - 0.0%
RDA Holding Co. warrants 2/19/14 (a)(i)	6,468	0
Services - 0.0%
Penhall Acquisition Co.:
Class A (a)	763	66,419
Class B (a)	254	22,111
		88,530
Telecommunications - 0.1%
Broadview Networks Holdings, Inc.	78,000	1,053,001
TOTAL COMMON STOCKS (Cost $4,872,543)		3,455,339
Preferred Stocks - 2.1%
	Shares	Value
Convertible Preferred Stocks - 1.3%
Banks & Thrifts - 1.0%
Bank of America Corp. Series L, 7.25%	3,566	$ 3,968,958
Huntington Bancshares, Inc. 8.50%	3,170	3,930,483
		7,899,441
Electric Utilities - 0.1%
PPL Corp. 8.75%	6,900	374,325
Energy - 0.2%
Chesapeake Energy Corp. Series A, 5.75% (e)	1,300	1,153,750
TOTAL CONVERTIBLE PREFERRED STOCKS		9,427,516
Nonconvertible Preferred Stocks - 0.8%
Banks & Thrifts - 0.4%
Ally Financial, Inc. 7.00% (e)	2,830	2,738,025
Diversified Financial Services - 0.4%
Citigroup Capital XIII 7.875%	28,064	785,792
GMAC Capital Trust I Series 2, 8.125%	103,471	2,695,420
		3,481,212
TOTAL NONCONVERTIBLE PREFERRED STOCKS		6,219,237
TOTAL PREFERRED STOCKS (Cost $13,110,376)		15,646,753
Floating Rate Loans - 8.7%
	Principal Amount
Air Transportation - 0.7%
US Airways Group, Inc. term loan 2.709% 3/23/14 (h)	$ 5,412,774	5,318,050
Automotive - 0.3%
Delphi Corp. Tranche B, term loan 3.5% 3/31/17 (h)	199,353	199,851
Federal-Mogul Corp.:
Tranche B, term loan 2.1475% 12/27/14 (h)	1,313,779	1,221,814
Tranche C, term loan 2.1475% 12/27/15 (h)	670,295	623,375
		2,045,040
Broadcasting - 0.3%
Univision Communications, Inc. term loan 4.459% 3/31/17 (h)	1,579,315	1,539,832
VNU, Inc. Tranche C, term loan 3.459% 5/1/16 (h)	635,476	637,859
		2,177,691
Floating Rate Loans - continued
	Principal Amount	Value
Cable TV - 0.5%
Cequel Communications LLC Tranche B, term loan 4% 2/14/19 (h)	$ 3,198,925	$ 3,210,921
RCN Telecom Services, LLC Tranche B, term loan 5.25% 8/26/16 (h)	294,550	297,864
		3,508,785
Capital Goods - 0.1%
SRAM LLC.:
2nd LN, term loan 8.5% 12/7/18 (h)	245,000	247,450
Tranche B 1LN, term loan 4.7647% 6/7/18 (h)	671,854	673,534
		920,984
Electric Utilities - 0.4%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7432% 10/10/17 (h)	4,118,139	2,692,234
Energy - 0.1%
CCS, Inc. Tranche B, term loan 3.209% 11/14/14 (h)	685,244	671,539
Food & Drug Retail - 0.1%
Rite Aid Corp. Tranche ABL, term loan 1.96% 6/4/14 (h)	1,115,423	1,105,663
Food/Beverage/Tobacco - 0.0%
OSI Restaurant Partners LLC Tranche B, term loan 4.75% 10/26/19 (h)	290,000	292,538
Gaming - 0.1%
Ameristar Casinos, Inc. Tranche B, term loan 4% 4/14/18 (h)	696,110	702,200
Healthcare - 0.6%
Community Health Systems, Inc. term loan 3.8118% 1/25/17 (h)	381,766	381,288
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/25/18 (h)	587,210	592,348
HCA, Inc.:
Tranche B 2LN, term loan 3.6123% 3/31/17 (h)	504,058	504,714
Tranche B3, term loan 3.459% 5/1/18 (h)	1,493,935	1,495,877
IASIS Healthcare LLC Tranche B, term loan 5% 5/3/18 (h)	528,735	528,735
VWR Funding, Inc. term loan 2.709% 6/29/14 (h)	1,374,551	1,372,902
		4,875,864
Metals/Mining - 0.7%
Fortescue Metals Group Ltd. Tranche B, term loan 5.25% 10/18/17 (h)	5,340,000	5,340,000
Floating Rate Loans - continued
	Principal Amount	Value
Publishing/Printing - 0.4%
Thomson Learning Tranche B, term loan 2.71% 7/5/14 (h)	$ 3,718,971	$ 2,845,013
Services - 0.1%
ServiceMaster Co.:
term loan 2.71% 7/24/14 (h)	1,002,971	1,000,464
Tranche DD, term loan 2.71% 7/24/14 (h)	99,877	99,627
		1,100,091
Super Retail - 0.6%
Neiman Marcus Group, Inc. Tranche B, term loan 4.75% 5/16/18 (h)	4,505,000	4,505,000
Technology - 2.4%
Avaya, Inc.:
term loan 3.0615% 10/27/14 (h)	1,717,101	1,620,514
Tranche B 3LN, term loan 4.8115% 10/26/17 (h)	4,212,458	3,675,370
CDW Corp. Tranche B, term loan 4% 7/15/17 (h)	3,930,234	3,861,455
First Data Corp. term loan 4.2075% 3/24/18 (h)	7,569,895	7,191,400
Freescale Semiconductor, Inc. term loan 4.462% 12/1/16 (h)	1,783,298	1,729,799
SunGard Data Systems, Inc. Tranche C, term loan 3.959% 2/28/17 (h)	431,240	432,318
		18,510,856
Telecommunications - 1.3%
Crown Castle Operating Co. Tranche B, term loan 4% 1/31/19 (h)	549,690	553,813
FairPoint Communications, Inc. term loan 6.5% 1/24/16 (h)	6,791,818	6,452,227
Intelsat Jackson Holdings SA:
term loan 3.2075% 2/1/14 (h)	1,250,000	1,240,625
Tranche B, term loan 4.5% 4/2/18 (h)	1,528,482	1,536,124
		9,782,789
TOTAL FLOATING RATE LOANS (Cost $66,027,316)		66,394,337
Preferred Securities - 0.2%
	Principal Amount	Value
Banks & Thrifts - 0.2%
Bank of America Corp.:
8% (f)(h)	$ 260,000	$ 293,008
8.125% (f)(h)	930,000	1,030,990
TOTAL PREFERRED SECURITIES (Cost $1,175,672)		1,323,998
Money Market Funds - 8.1%
	Shares
Fidelity Cash Central Fund, 0.19% (b) (Cost $61,690,946)	61,690,946	61,690,946
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $714,450,071)		751,177,297
NET OTHER ASSETS (LIABILITIES) - 1.1%		8,116,089
NET ASSETS - 100%		$ 759,293,386
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $223,647,657 or 29.5% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
RDA Holding Co. warrants 2/19/14	2/27/07 - 3/7/07	$ 2,004,800
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 28,807
Other Information

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ -	$ -	$ -	$ -
Energy	1,153,750	-	1,153,750	-
Financials	14,729,670	11,991,645	2,738,025	-
Industrials	1,790,053	1,701,523	-	88,530
Materials	1,293	1,293	-	-
Telecommunication Services	1,053,001	-	-	1,053,001
Utilities	374,325	-	374,325	-
Corporate Bonds	602,590,915	-	601,390,915	1,200,000
Commercial Mortgage Securities	75,009	-	-	75,009
Floating Rate Loans	66,394,337	-	66,394,337	-
Preferred Securities	1,323,998	-	1,323,998	-
Money Market Funds	61,690,946	61,690,946	-	-
Total Investments in Securities:	$ 751,177,297	$ 75,385,407	$ 673,375,350	$ 2,416,540
Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $707,000,883. Net unrealized appreciation aggregated $44,176,414, of which $56,649,319 related to appreciated investment securities and $12,472,905 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Specialized High Income
Central Fund

November 30, 2012

1.824030.107

SHI-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 90.1%
	Principal Amount	Value
Air Transportation - 3.1%
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	$ 664,279	$ 724,065
5.5% 4/29/22	950,000	969,000
6.75% 9/15/15 (b)	1,465,000	1,530,925
Continental Airlines, Inc. 9.25% 5/10/17	293,668	320,832
Delta 2012-1B Pass Through Trust 6.875% 5/7/19 (b)	1,320,000	1,386,000
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 1/2/16	690,000	717,600
6.75% 11/23/15	690,000	708,975
8.021% 8/10/22	949,763	1,038,756
8.954% 8/10/14	326,443	339,893
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	1,125,971	1,216,049
U.S. Airways pass-thru certificates Series 2012-2 Class A, 4.625% 12/3/26 (c)	165,000	168,713
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	1,174,733	1,157,112
12% 1/15/16 (b)	220,928	244,125
		10,522,045
Automotive - 6.9%
Continental Rubber of America Corp. 4.5% 9/15/19 (b)	755,000	764,438
Delphi Corp.:
5.875% 5/15/19	4,170,000	4,461,900
6.125% 5/15/21	3,970,000	4,386,850
Ford Motor Co. 7.45% 7/16/31	2,620,000	3,288,100
Ford Motor Credit Co. LLC:
5% 5/15/18	2,305,000	2,527,292
5.625% 9/15/15	1,310,000	1,428,307
5.875% 8/2/21	955,000	1,094,382
7% 4/15/15	1,630,000	1,810,871
8% 12/15/16	2,350,000	2,833,550
General Motors Financial Co., Inc. 4.75% 8/15/17 (b)	1,095,000	1,138,800
		23,734,490
Banks & Thrifts - 0.2%
Ally Financial, Inc. 5.5% 2/15/17	745,000	793,425
Broadcasting - 0.1%
Starz LLC/Starz Finance Corp. 5% 9/15/19 (b)	430,000	440,213
Building Materials - 2.9%
Building Materials Corp. of America:
6.75% 5/1/21 (b)	3,690,000	4,040,550
6.875% 8/15/18 (b)	2,960,000	3,182,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Building Materials - continued
Masco Corp. 5.95% 3/15/22	$ 1,175,000	$ 1,303,346
USG Corp. 7.875% 3/30/20 (b)	1,270,000	1,406,525
		9,932,421
Cable TV - 7.4%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25% 9/30/22	1,485,000	1,485,000
6.5% 4/30/21	4,000,000	4,315,000
7% 1/15/19	7,160,000	7,714,900
CSC Holdings LLC 6.75% 11/15/21 (b)	1,530,000	1,679,175
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.5% 1/15/23 (b)(c)	385,000	385,000
8.125% 12/1/17 (b)	3,610,000	3,915,045
UPCB Finance III Ltd. 6.625% 7/1/20 (b)	3,240,000	3,466,800
UPCB Finance V Ltd. 7.25% 11/15/21 (b)	1,940,000	2,119,450
Virgin Media Finance PLC 4.875% 2/15/22	380,000	388,550
		25,468,920
Capital Goods - 0.5%
Amsted Industries, Inc. 8.125% 3/15/18 (b)	1,150,000	1,224,750
CNH Capital LLC 3.875% 11/1/15 (b)	420,000	431,550
		1,656,300
Chemicals - 2.6%
Celanese U.S. Holdings LLC:
4.625% 11/15/22	370,000	382,950
6.625% 10/15/18	1,615,000	1,764,388
LyondellBasell Industries NV:
5% 4/15/19	1,625,000	1,805,781
5.75% 4/15/24	3,125,000	3,750,000
6% 11/15/21	330,000	396,495
Rockwood Specialties Group, Inc. 4.625% 10/15/20	875,000	896,875
		8,996,489
Containers - 0.9%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (b)	2,420,000	2,637,800
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc. 7.375% 10/15/17 (b)	200,000	218,000
Sealed Air Corp. 6.5% 12/1/20 (b)	305,000	315,675
		3,171,475
Diversified Financial Services - 9.4%
Aircastle Ltd.:
6.25% 12/1/19 (b)	405,000	411,075
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Financial Services - continued
Aircastle Ltd.: - continued
6.75% 4/15/17	$ 660,000	$ 697,950
9.75% 8/1/18	1,635,000	1,851,638
CIT Group, Inc.:
4.25% 8/15/17	1,050,000	1,071,000
5.25% 3/15/18	1,625,000	1,724,531
5.375% 5/15/20	1,315,000	1,413,625
5.5% 2/15/19 (b)	820,000	873,300
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	4,500,000	4,691,250
8% 1/15/18	5,165,000	5,487,813
ILFC E-Capital Trust II 6.25% 12/21/65 (b)(d)	460,000	372,600
International Lease Finance Corp.:
5.75% 5/15/16	560,000	587,888
5.875% 4/1/19	485,000	499,865
5.875% 8/15/22	775,000	792,438
6.25% 5/15/19	1,815,000	1,919,363
6.75% 9/1/16 (b)	745,000	830,675
8.625% 9/15/15	1,990,000	2,208,900
8.75% 3/15/17	4,135,000	4,724,238
8.875% 9/1/17	1,820,000	2,111,200
		32,269,349
Diversified Media - 0.2%
Nielsen Finance LLC/Nielsen Finance Co. 4.5% 10/1/20 (b)	675,000	673,313
Electric Utilities - 10.5%
Atlantic Power Corp. 9% 11/15/18	1,715,000	1,787,888
Dolphin Subsidiary II, Inc. 6.5% 10/15/16	2,295,000	2,404,013
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 6.875% 5/1/19	1,905,000	2,057,400
InterGen NV 9% 6/30/17 (b)	3,780,000	3,496,500
IPALCO Enterprises, Inc.:
5% 5/1/18	1,280,000	1,337,600
7.25% 4/1/16 (b)	2,175,000	2,408,813
Mirant Mid-Atlantic LLC 10.06% 12/30/28	1,558,871	1,742,038
NRG Energy, Inc. 6.625% 3/15/23 (b)	2,495,000	2,582,325
NSG Holdings II, LLC 7.75% 12/15/25 (b)	6,535,000	6,698,375
NV Energy, Inc. 6.25% 11/15/20	1,855,000	2,149,478
Otter Tail Corp. 9% 12/15/16	1,300,000	1,508,000
Puget Energy, Inc.:
5.625% 7/15/22 (b)	375,000	400,841
Nonconvertible Bonds - continued
	Principal Amount	Value
Electric Utilities - continued
Puget Energy, Inc.: - continued
6.5% 12/15/20	$ 3,605,000	$ 4,101,841
The AES Corp.:
7.75% 10/15/15	1,330,000	1,489,600
8% 10/15/17	1,710,000	1,957,950
		36,122,662
Energy - 16.2%
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19	580,000	611,900
6.5% 5/20/21	148,000	157,620
Chesapeake Energy Corp.:
6.125% 2/15/21	3,155,000	3,194,438
6.775% 3/15/19	655,000	655,000
6.875% 11/15/20	3,450,000	3,639,750
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21	525,000	548,625
6.125% 7/15/22	1,195,000	1,266,700
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (b)	595,000	559,300
Denbury Resources, Inc. 6.375% 8/15/21	4,025,000	4,407,375
Energy Transfer Equity LP 7.5% 10/15/20	3,050,000	3,461,750
Exterran Holdings, Inc. 7.25% 12/1/18	6,395,000	6,675,101
Frontier Oil Corp. 6.875% 11/15/18	3,625,000	3,860,625
Hornbeck Offshore Services, Inc.:
5.875% 4/1/20	460,000	469,200
8% 9/1/17	930,000	995,100
Kinder Morgan Finance Co. LLC 6% 1/15/18 (b)	3,085,000	3,347,225
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20 (b)	425,000	427,125
Oil States International, Inc. 6.5% 6/1/19	3,310,000	3,516,875
Pan American Energy LLC 7.875% 5/7/21 (b)	1,055,000	865,100
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (b)	1,530,000	1,598,850
Petroleum Geo-Services ASA 7.375% 12/15/18 (b)	1,065,000	1,118,250
Plains Exploration & Production Co. 6.125% 6/15/19	2,455,000	2,497,963
Precision Drilling Corp.:
6.5% 12/15/21	100,000	104,500
6.625% 11/15/20	3,830,000	4,011,925
SESI LLC 7.125% 12/15/21	1,790,000	1,982,425
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25% 5/1/23 (b)	$ 490,000	$ 497,350
6.375% 8/1/22 (b)	1,855,000	2,012,675
6.875% 2/1/21	450,000	490,500
Tesoro Corp.:
4.25% 10/1/17	295,000	302,375
5.375% 10/1/22	330,000	343,200
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20 (b)	100,000	104,000
WPX Energy, Inc.:
5.25% 1/15/17	730,000	770,150
6% 1/15/22	1,055,000	1,123,575
		55,616,547
Environmental - 3.4%
Clean Harbors, Inc.:
5.125% 6/1/21 (b)	210,000	214,725
5.25% 8/1/20	1,915,000	1,967,663
Covanta Holding Corp. 7.25% 12/1/20	8,555,000	9,425,049
		11,607,437
Food/Beverage/Tobacco - 0.5%
JBS USA LLC/JBS USA Finance, Inc. 8.25% 2/1/20 (b)	1,645,000	1,710,800
Gaming - 2.3%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.375% 3/15/22	2,620,000	2,751,000
7.75% 8/15/20	4,555,000	5,158,538
		7,909,538
Healthcare - 6.5%
Community Health Systems, Inc. 5.125% 8/15/18	805,000	847,263
Fresenius Medical Care US Finance II, Inc. 5.625% 7/31/19 (b)	3,350,000	3,551,000
HCA, Inc. 4.75% 5/1/23	815,000	821,113
HealthSouth Corp. 5.75% 11/1/24	625,000	628,125
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21	1,635,000	1,782,150
Mylan, Inc. 7.625% 7/15/17 (b)	660,000	741,675
Omega Healthcare Investors, Inc.:
6.75% 10/15/22	575,000	631,063
7.5% 2/15/20	645,000	712,725
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	2,015,000	2,145,975
Nonconvertible Bonds - continued
	Principal Amount	Value
Healthcare - continued
Valeant Pharmaceuticals International:
6.375% 10/15/20 (b)	$ 720,000	$ 765,000
6.5% 7/15/16 (b)	3,300,000	3,481,500
6.875% 12/1/18 (b)	4,790,000	5,179,188
VPI Escrow Corp. 6.375% 10/15/20 (b)	1,080,000	1,147,500
		22,434,277
Homebuilders/Real Estate - 2.1%
CB Richard Ellis Services, Inc. 6.625% 10/15/20	3,540,000	3,827,802
D.R. Horton, Inc.:
4.375% 9/15/22	1,250,000	1,251,563
4.75% 5/15/17	2,140,000	2,276,425
		7,355,790
Leisure - 3.5%
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	2,770,000	3,175,113
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22	825,000	862,125
7.25% 3/15/18	500,000	566,250
7.5% 10/15/27	1,415,000	1,584,800
yankee 7.25% 6/15/16	5,305,000	5,968,125
		12,156,413
Metals/Mining - 3.5%
Boart Longyear Management Pty Ltd. 7% 4/1/21 (b)	1,370,000	1,356,300
CONSOL Energy, Inc. 8% 4/1/17	3,035,000	3,247,450
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (b)	4,115,000	4,145,863
7% 11/1/15 (b)	1,720,000	1,754,400
New Gold, Inc. 6.25% 11/15/22 (b)	175,000	179,375
Peabody Energy Corp. 6.25% 11/15/21	1,410,000	1,473,450
		12,156,838
Services - 0.9%
FTI Consulting, Inc.:
6% 11/15/22 (b)	430,000	437,525
6.75% 10/1/20	2,510,000	2,660,600
		3,098,125
Shipping - 1.0%
Navios Maritime Holdings, Inc. 8.875% 11/1/17	3,280,000	3,345,600
Nonconvertible Bonds - continued
	Principal Amount	Value
Steel - 1.4%
Steel Dynamics, Inc.:
6.125% 8/15/19 (b)	$ 425,000	$ 444,125
7.625% 3/15/20	3,925,000	4,297,875
		4,742,000
Technology - 1.4%
GrafTech International Ltd. 6.375% 11/15/20 (b)	310,000	320,075
Jabil Circuit, Inc. 4.7% 9/15/22	475,000	476,188
Nuance Communications, Inc. 5.375% 8/15/20 (b)	2,610,000	2,714,400
Viasystems, Inc. 7.875% 5/1/19 (b)	1,510,000	1,468,475
		4,979,138
Telecommunications - 2.1%
Sprint Nextel Corp.:
6% 12/1/16	2,128,000	2,308,880
7% 3/1/20 (b)	2,910,000	3,368,325
9% 11/15/18 (b)	1,190,000	1,466,675
		7,143,880
Textiles & Apparel - 0.6%
Hanesbrands, Inc. 6.375% 12/15/20	1,995,000	2,189,513
TOTAL NONCONVERTIBLE BONDS (Cost $290,894,946)		310,226,998
Floating Rate Loans - 3.8%

Automotive - 1.5%
Federal-Mogul Corp.:
Tranche B, term loan 2.1475% 12/27/14 (d)	3,426,278	3,186,438
Tranche C, term loan 2.1475% 12/27/15 (d)	1,959,804	1,822,618
		5,009,056
Cable TV - 0.0%
UPC Broadband Holding BV Tranche AF, term loan 4% 1/31/21 (d)	70,000	69,913
Capital Goods - 0.4%
Husky Intermediate, Inc. Tranche B, term loan 5.75% 6/30/18 (d)	1,355,340	1,375,670
Energy - 0.3%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (d)	1,090,000	1,070,925
Food & Drug Retail - 0.2%
GNC Corp. Tranche B, term loan 3.75% 3/2/18 (d)	690,000	688,275
Floating Rate Loans - continued
	Principal Amount	Value
Insurance - 1.0%
Asurion Corp. Tranche 1LN, term loan 5.5% 5/24/18 (d)	$ 3,200,000	$ 3,228,160
Super Retail - 0.3%
Neiman Marcus Group, Inc. Tranche B, term loan 4.75% 5/16/18 (d)	1,155,000	1,155,000
Technology - 0.1%
GoDaddy.com, Inc. Tranche B 1LN, term loan 5.5% 12/16/18 (d)	390,000	389,025
TOTAL FLOATING RATE LOANS (Cost $12,642,832)		12,986,024
Money Market Funds - 4.9%
	Shares
Fidelity Cash Central Fund, 0.19% (a) (Cost $16,814,358)	16,814,358	16,814,358
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $320,352,136)		340,027,380
NET OTHER ASSETS (LIABILITIES) - 1.2%		4,274,106
NET ASSETS - 100%		$ 344,301,486
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $94,251,439 or 27.4% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,701
Other Information

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 310,226,998	$ -	$ 310,226,998	$ -
Floating Rate Loans	12,986,024	-	12,986,024	-
Money Market Funds	16,814,358	16,814,358	-	-
Total Investments in Securities:	$ 340,027,380	$ 16,814,358	$ 323,213,022	$ -
Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $318,966,025. Net unrealized appreciation aggregated $21,061,355, of which $21,914,974 related to appreciated investment securities and $853,619 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and floating rate loans, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 29, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 29, 2013